Restricted Cash (Tables)	12 Months Ended
Mar. 31, 2025
Restricted Cash And Cash Equivalent [Abstract]
Summary of Restricted Cash

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Restricted cash, current	1,692	1,593
Restricted cash, non-current	1,189	367
Total restricted cash	2,881	1,960